GOODWILL (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Goodwill Details Narrative Abstract
Impairment of goodwill	$ 0	$ 0	$ 0	$ 983,645	$ 983,645	$ 0